Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2014	2013	2012

Current	$2,393	$2,196	$2,040
Deferred	175	77	(50)

Total income tax provision	$2,568	$2,273	$1,990

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2014	2013	2012

Expected provision using statutory federal income tax rate	$2,874	$2,554	$2,223
Tax-exempt income on state and municipal securities and political subdivision loans	(188)	(203)	(269)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	4	6	6
Tax-exempt income on bank owned life insurance	(90)	(86)	(78)
Other	(32)	2	108

Total income tax provision	$2,568	$2,273	$1,990

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2014	2013

Allowance for loan losses	$1,648	$1,887
Net operating loss carryforward	341	470
Capital loss carryforward	–	35
Unrealized loss on securities available-for-sale	145	750
Other	41	37

	2,175	3,179

Valuation allowance on deferred tax assets	–	(35)

Deferred tax assets	2,175	3,144

Premises and equipment	(374)	(443)
Federal Home Loan Bank stock dividends	(609)	(736)
Deferred loan fees	(282)	(226)
Prepaid expenses	(159)	(120)
Other	(374)	(462)

Deferred tax liabilities	(1,798)	(1,987)

Net deferred tax asset	$377	$1,157

The Company has a net operating loss tax carry-forward of approximately $1 million, as of December 31, 2014. The net operating loss carryforward can be used to offset future taxable income and will begin to expire in tax year 2026.

The Company recognized the benefit of a capital loss carryforward due to expire in 2014 with the redemption of Federal Home Loan stock in 2014. The valuation allowance for the capital loss carry forward was reversed during 2014. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2011.